Long-Term Debt - Summary of Long Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 860.9	$ 933.7
Less current portion	46.9	48.5
Long-term portion	814.0	885.2
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	88.7	76.8
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	448.0	528.6
Term loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	308.5	308.8
Software financing obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15.7	$ 19.5